BUSINESS SEGMENTS INFORMATION	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Segment Reporting [Abstract]
BUSINESS SEGMENTS INFORMATION
17.	BUSINESS SEGMENTS INFORMATION

We operate our business in two distinct operating and reportable segments based on the markets we serve: “Domestic” and “International”. The Chief Operating Decision Maker (“CODM”) evaluates segment reporting based on net sales and Segment EBITDA and Segment Adjusted EBITDA (a non-GAAP measure). We calculate Segment EBITDA as net income or loss before interest, income taxes, depreciation and amortization. We calculate Segment Adjusted EBITDA as Segment EBITDA before non-cash stock-based compensation expense, non-cash charges and certain other expenses.

Domestic — Our Domestic segment manufactures and markets products throughout the United States. We maintain and serve these markets through strong product distribution relationships with many of the largest national and independent waterworks distributors, major national retailers as well as an extensive network of hundreds of small to medium-sized distributors across the U.S. We also sell through a broad variety of buying groups and co-ops in the United States. Products include Singlewall pipe, N-12 HDPE pipe sold into the Storm sewer and Infrastructure markets, N-12 High Performance PP pipe sold into the Storm sewer and sanitary sewer markets, and our broad line of Allied Products including Stormtech, Nyloplast, Arc Septic Chambers, Inserta Tee, Baysaver filters and water quality structures, Fittings, and FleXstorm. Our Domestic segment sales are diversified across all regions of the country.

International — Our International segment manufactures and markets products in regions outside of the United States, with a growth strategy focused on our owned facilities in Canada and through our joint-ventures, with best-in-class local partners in Mexico, Central America and South America. Our joint venture strategy provides us with local and regional access to new markets such as Brazil, Chile, Argentina, Peru and Colombia. We have been serving the Canadian market through Hancor of Canada since 2003. Our Mexican joint venture through ADS Mexicana primarily serves the Mexican markets, while our joint venture through Tigre ADS is our primary channel to serve the South American markets. Our product line includes Singlewall pipe, N-12 HDPE pipe, and N-12 High Performance PP pipe. The Canadian market also sells our broad line of Allied Products, while sales in Latin America are currently concentrated in fittings and Nyloplast.

The following table sets forth reportable segment information with respect to the amount of net sales contributed by each class of similar products of our consolidated gross profit for the six months ended September 30, 2013 and 2014, respectively:

	Six Months Ended September 30,
(Amounts in thousands)	2013	2014
Domestic
Pipe	413,206	459,179
Allied Products	138,455	151,945

Total Domestic	$551,661	$611,124

International
Pipe	59,649	66,359
Allied Products	15,032	15,538

Total International	74,681	81,897

Total net sales	$626,342	$693,021

The following sets forth certain additional financial information attributable to our reportable segments for the six months ended September 30, 2013, and 2014, respectively:

	Six Months Ended September 30,
(Amounts in thousands)	2013	2014
Net sales
Domestic	551,661	611,124
International	74,681	81,897

Total	$626,342	$693,021

Gross profit
Domestic	122,830	139,362
International	16,392	15,113

Total	$139,222	$154,475

Segment Adjusted EBITDA
Domestic	91,880	101,893
International	9,229	7,770

Total	$101,109	$109,663

Interest expense, net
Domestic	7,933	8,938
International	34	15

Total	$7,967	$8,953

Capital expenditures
Domestic	18,003	14,835
International	3,697	808

Total	$21,700	$15,643

Depreciation and amortization
Domestic	25,569	24,952
International	2,419	2,534

Total	$27,988	$27,486

Equity in net income (loss) of unconsolidated affiliates
Domestic	114	404
International	(459)	(1,027)

Total	$(345)	$(623)

The following sets forth certain additional financial information attributable to our reporting segments as of March 31, 2014 and September 30, 2014, respectively

	March 31, 2014	September 30, 2014
Investment in unconsolidated affiliates
Domestic	$5,202	$8,623
International	20,029	21,490

Total	$25,231	$30,113

Total identifiable assets
Domestic	$835,736	$908,041
International	115,167	125,641
Eliminations	(13,308)	(15,458)

Total	$937,595	$1,018,224

Reconciliation of Segment EBITDA and Segment Adjusted EBITDA to Net Income

	Six Months Ended September 30,
	2013		2014
(Amounts in thousands)	Domestic	International	Domestic	International
Reconciliation of Segment EBITDA and Segment Adjusted EBITDA to Net Income:
Net income attributable to ADS	$29,675	$3,943	$34,054	$2,577
Depreciation and amortization (a)	25,571	3,094	25,398	3,360
Interest expense, net	7,933	34	8,938	15
Income tax expense	21,895	1,413	22,741	1,016

Segment EBITDA	85,074	8,484	91,131	6,968
Derivative fair value adjustments	238	—	163	—
Foreign currency transaction losses	—	(87)	—	(75)
Unconsolidated affiliates interest and tax	—	228	94	319
Management fee to minority interest holder JV	—	604	—	558
Share-based compensation	1,424	—	4,416	—
ESOP deferred compensation	5,026	—	5,374	—
Transaction costs (b)	118	—	715	—

Segment Adjusted EBITDA	$91,880	$9,229	$101,893	$7,770

(a)	Includes our proportionate share of depreciation and amortization expense of $677 and $1,272 related to our Tigre ADS joint venture, BaySaver joint venture and Tigre-ADS USA joint venture, which is included in Equity in net loss of unconsolidated affiliates in our Condensed Consolidated Statements of Income for the six months ended September 30, 2013 and 2014, respectively.
(b)	Represents expenses recorded related to legal, accounting and other professional fees incurred in connection with our debt refinancing and completion of the IPO.

20.	BUSINESS SEGMENTS INFORMATION

We operate our business in two distinct operating and reportable segments based on the markets we serve: “Domestic” and “International”. The Chief Operating Decision Maker (“CODM”) evaluates segment reporting based on net sales and Segment EBITDA and Segment Adjusted EBITDA. We calculate Segment EBITDA as net income or loss before interest, income taxes, depreciation and amortization. We calculate Segment Adjusted EBITDA as Segment EBITDA before non-cash stock-based compensation expense, non-cash charges and certain other expenses.

Domestic — Our Domestic segment manufactures and markets products throughout the United States. We maintain and serve these markets through strong product distribution relationships with many of the largest national and independent waterworks distributors, major national retailers as well as an extensive network of hundreds of small to medium-sized distributors across the U.S. We also sell through a broad variety of buying groups and co-ops in the United States. Products include Singlewall pipe, N-12 HDPE pipe sold into the Storm sewer and Infrastructure markets, N-12 High Performance PP pipe sold into the Storm sewer and sanitary sewer markets, and our broad line of Allied Products including Stormtech, Nyloplast, Arc Septic Chambers, Inserta Tee, Baysaver filters and water quality structures, Fittings, and FleXstorm. Our Domestic segment sales are diversified across all regions of the country.

International — Our international segment manufactures and markets products in regions outside of the United States, with a growth strategy focused on our owned facilities in Canada and through our joint-ventures, with best-in-class local partners in Mexico, Central America and South America. Our joint venture strategy provides us with local and regional access to new markets such as Brazil, Chile, Argentina, Peru and Colombia. We have been serving the Canadian market through Hancor of Canada since 2003. Our Mexican joint venture through ADS Mexicana primarily serves the Mexican markets, while our Brazilian joint venture through Tigre ADS is our primary channel to serve the South American markets. Our product line includes Singlewall pipe, N-12 HDPE pipe, and N-12 High Performance PP pipe. The Canadian market also sells our broad line of Allied Products, while sales in Latin America are currently concentrated in fittings and Nyloplast.

The following table sets forth reportable segment information with respect to the amount of net sales contributed by each class of similar products of our consolidated gross profit in each of the fiscal years ending March 31:

(Amounts in thousands)	2012	2013	2014
Domestic
Pipe	$678,934	$654,068	$700,663
Allied Products	209,736	223,676	234,729

Total Domestic	888,670	877,744	935,392

International
Pipe	104,107	114,349	108,162
Allied Products	20,979	24,948	25,455
Total International	125,086	139,297	133,617

Total net sales	$1,013,756	$1,017,041	$1,069,009

The following sets forth certain additional financial information attributable to our reportable segments for the fiscal years ended March 31:

(Amounts in thousands)	2012	2013	2014
Net sales
Domestic	$888,670	$877,744	$935,392
International	125,086	139,297	133,617

Total	$1,013,756	$1,017,041	$1,069,009

Gross profit
Domestic	$170,518	$177,717	$182,841
International	24,840	31,594	30,050

Total	$195,358	$209,311	$212,891

Segment Adjusted EBITDA
Domestic	$102,241	$109,726	$131,155
International	14,632	20,033	15,854

Total	$116,873	$129,759	$147,009

Interest expense
Domestic	$21,597	$16,045	$16,093
International	240	50	48

Total	$21,837	$16,095	$16,141

Depreciation and amortization
Domestic	$49,631	$50,691	$50,660
International	5,540	4,914	5,238

Total	$55,171	$55,605	$55,898

Equity in net income (loss) of unconsolidated affiliates
Domestic	$—	$—	$417
International	704	387	(2,009)

Total	$704	$387	$(1,592)

Capital expenditures
Domestic	$22,281	$37,800	$36,450
International	4,186	2,204	3,838

Total	$26,467	$40,004	$40,288

The following sets forth certain additional financial information attributable to our reporting segments as of March 31:

	2012	2013	2014
Investment in unconsolidated affiliates
Domestic	$—	$—	$5,202
International	20,758	22,012	20,029

Total	$20,758	$22,012	$25,231

Total identifiable assets
Domestic	$797,297	$795,646	$835,736
International	110,142	114,060	115,167
Eliminations	(2,411)	(1,967)	(13,308)

Total	$905,028	$907,739	$937,595

Reconciliation of Segment EBITDA and Segment Adjusted EBITDA to Consolidated Net Income

	Fiscal Year Ended March 31,
(Amounts in thousands)	2012		2013		2014
	Domestic	International	Domestic	International	Domestic	International
Net income attributable to ADS	$37,894	$5,366	$18,332	$9,827	$6,084	$5,040
Depreciation and amortization (a)	52,832	6,524	50,691	6,235	50,808	6,646
Interest expense	21,597	240	16,045	50	16,093	48
Income tax expense	25,855	1,209	14,787	2,107	20,594	1,981

Segment EBITDA	138,178	13,339	99,855	18,219	93,579	13,715
Derivative fair value adjustments	2,315	—	(4)	—	(53)	—
Foreign currency transaction losses	—	378	—	1,085	—	845
Gain on sale of Septic Chamber business	(44,634)	—	—	—	—	—
Unconsolidated affiliates interest and tax	—	915	—	729	8	196
Management fee to minority interest holder JV	—	—	—	—	—	1,098
Special Dividend compensation expense	—	—	—	—	22,624	—
Contingent consideration remeasurement	—	—	—	—	259	—
Share based compensation	1,425	—	2,592	—	5,287	—
ESOP deferred compensation	4,957	—	7,283	—	7,891	—
Transaction costs (b)	—	—	—	—	1,560	—

Segment Adjusted EBITDA	$102,241	$14,632	$109,726	$20,033	$131,155	$15,854

(a)	Includes our proportionate share of depreciation and amortization expense of $985, $1,321 and $1,556 related to our Tigre ADS joint venture and BaySaver joint venture, which is included in Net income of unconsolidated affiliates in our Consolidated Statements of Income for the fiscal years ended March 31, 2012, 2013, and 2014, respectively. Depreciation and amortization for the fiscal year ended March 31, 2012 also includes a charge of $3,200 related to the impairment of our Hancor trademark.
(b)	Represents expenses recorded related to legal, accounting and other professional fees incurred in connection with our recent debt refinancing and in connection with our initial public offering.

Geographic Sales and Assets Information

Net sales are attributed to the geographic location based on the location of the customer. The table below represents the sales and long-lived asset information by geographic location for each of the fiscal years ended March 31:

(Amounts in thousands)	2012	2013	2014
Net sales
North America	$996,136	$998,617	$1,051,220
Other	17,620	18,424	17,789

Total	$1,013,756	$1,017,041	$1,069,009

(Amounts in thousands)		2013	2014
Long-Lived Assets
North America		$495,767	$486,885
Other		24,551	22,211

Total		$520,318	$509,096